CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)	Treasury stock CNY (¥)	Retained Earnings [Member] CNY (¥)	Other Comprehensive (loss) Income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance Beginning at Dec. 31, 2020	¥ 21	[1]	¥ 5,417,406		¥ 4,137,542	¥ (74,391)	¥ 512	¥ 9,481,090
Balance Beginning (in shares) at Dec. 31, 2020 | shares	304,453,780
Issuance of ordinary shares	¥ 1	[1]						1
Issuance of ordinary shares (in shares) | shares	6,033,212
Share-based compensation			253,922					253,922
Dividends to shareholders					(276,761)			(276,761)
Other comprehensive income						(36,541)		(36,541)
Cancellation of ordinary shares | shares	(17)
Disposal of a subsidiary			939				(554)	385
Contribution by non-controlling interests holders to a subsidiary							30,000	30,000
Net income (loss)					5,781,725		(17,212)	5,764,513
Balance Ending at Dec. 31, 2021	¥ 22	[1]	5,672,267		9,642,506	(110,932)	12,746	15,216,609
Balance Ending (in shares) at Dec. 31, 2021 | shares	310,486,975
Issuance of ordinary shares (in shares) | shares	5,935,088
Share-based compensation			199,737					199,737
Dividends to shareholders					(862,995)			(862,995)
Other comprehensive income						59,157		59,157
Contribution by non-controlling interests holders to a subsidiary							90,000	90,000
Issuance of ordinary shares - global offering, net of issuance costs (in shares) | shares	6,370,000
Issuance of ordinary shares - global offering, net of issuance costs			223,221					223,221
Net income (loss)					4,024,173		(18,605)	4,005,568
Balance Ending at Dec. 31, 2022	¥ 22	[1]	6,095,225		12,803,684	(51,775)	84,141	¥ 18,931,297
Balance Ending (in shares) at Dec. 31, 2022 | shares	322,792,063							325,591,776	325,591,776
Issuance of ordinary shares (in shares) | shares	3,306,235
Repurchase and retirement of ordinary shares			(221,390)	¥ (384,637)	(30,152)			¥ (636,179)
Repurchase and retirement of ordinary shares (in shares) | shares	(10,872,170)							(3,961,160)	(3,961,160)
Share-based compensation			185,604					¥ 185,604
Dividends to shareholders					(761,552)			(761,552)
Other comprehensive income						17,118		17,118	$ 2,411
Acqusition of a subsidiary							4,992	4,992
Net income (loss)					4,285,336		(16,759)	4,268,577	601,218
Balance Ending at Dec. 31, 2023	¥ 22	[1]	¥ 6,059,439	¥ (384,637)	¥ 16,297,316	¥ (34,657)	¥ 72,374	¥ 22,009,857	$ 3,100,023
Balance Ending (in shares) at Dec. 31, 2023 | shares	315,226,128							326,552,504	326,552,504

[1]	The amount less than RMB1 is rounded to zero.